Income Tax (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Income Tax
Preferential income tax rate (as a percent)	5.00%
Minimum
Income Tax
Amount of Unrecognized deferred tax liabilities	19.0
Withholding tax rate of profit distribution	5.00%
Maximum
Income Tax
Amount of Unrecognized deferred tax liabilities	38.0
Withholding tax rate of profit distribution	10.00%